Fair Value Measurement	3 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Fair Value Measurement

9.	Fair Value Measurement

The Company assesses the inputs used to measure the fair value of financial assets and liabilities using a three-tier hierarchy.

Level 1	Valuation is based upon unadjusted quoted prices for identical instruments traded in active markets.

Level 2	Valuation is based upon quoted prices for identical or similar instruments such as interest rates, foreign currency exchange rates, commodity rates and yield curves, and model-based valuation techniques for which all significant assumptions are observable in the market.

Level 3	Valuation is generated from model-based techniques that use at least one significant assumption not observable in the market. These unobservable assumptions include management’s own judgments about the assumptions market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.

The carrying values of accounts and notes receivables, and accounts payable approximate fair value. Certain assets, including long-lived assets held and used and assets held for sale are measured at fair value on a non-recurring basis. There were no fair value measurement losses recognized for such assets in the first quarter of 2012.